Taxation	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
TAXATION
15.	TAXATION

Value added tax (“VAT”)

The Company is subject to a statutory VAT of 7% for services in Thailand. The output VAT is charged to customers who receive services from the Company and the input VAT is paid when the Company purchases goods and services from its vendors. The input VAT can be offset against the output VAT.  The VAT payable is presented on the statements of financial position when input VAT is less than the output VAT.  A recoverable balance is presented on the balance sheets when input VAT is larger than the output VAT.

Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

British Virgin Islands

The Company’s subsidiary incorporated in the BVI is not subject to taxation.

Singapore

The Company’s subsidiary incorporated in Singapore is subject to a corporate income tax rate of 17% on Singapore taxable income.

Hong Kong

The Company’s subsidiary incorporated in Hong Kong is subject to a corporate income tax rate of 16.5% on Hong Kong taxable income.

Thailand

The Company’s subsidiary incorporated in Thailand is subject to a corporate income tax rate of 20%.

Pre-tax loss, by jurisdiction, for the years ended December 31, 2021, 2020 and 2019 is as follows:

	For the years ended December 31,
	2021	2020	2019
Cayman Islands	$(1,733,786)	$(1,711,094)	$(714,196)
BVI	(12,769)	(12,345)	(6,945)
Hong Kong	(588,315)	(63,483)	(39,828)
Singapore	(16,041)	-	-
Thailand	(3,873,611)	(1,112,496)	909,519
	$(6,224,522)	$(2,899,418)	$148,550

The components of the income tax provision are:

	For the years ended December 31,
	2021	2020	2019
Current income tax expense	$-	$261,586	$-
Deferred income tax (benefit) expense	(732,868)	(18,749)	88,473
Total income tax (benefit) expense	$(732,868)	$242,837	$88,473

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2021	2020	2019
(Loss) Profit before income tax expense*	$(4,068,887)	$864,207	$909,519
Thailand income tax statutory rate	20%	20%	20%
Income tax at statutory tax rate	(813,777)	172,841	181,904
Permanent differences	80,910	69,996	(93,431)
Income tax (benefit) expense	$(732,868)	$242,837	$88,473

*	This amount represents profit before income tax after adjustments for non-deductible and non-taxable expense items from the Thailand operating entity.

Deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2021	2020
Provision for employee benefits	$1,163,826	$1,368,335
Net operating loss carried forward	728,331	1,105
Deferred tax assets	1,892,157	1,369,440
Less:
Deferred tax liabilities - finance leases	(256,519)	(331,094)
Deferred tax assets, net	$1,635,638	$1,038,346